Document and Entity Information	Jul. 29, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001389170
Document Type	8-K/A
Document Period End Date	Jul. 29, 2022
Entity Registrant Name	TARGA RESOURCES CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-34991
Entity Tax Identification Number	20-3701075
Entity Address, Address Line One	811 Louisiana St
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	584-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	TRGP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On August 1, 2022, Targa Resources Corp., a Delaware corporation (NYSE: TRGP) (the “Company”), filed a current report on Form 8-K (the “Original Filing”) in connection with the closing of the acquisition on July 29, 2022 of all of the issued and outstanding interests of Lucid Energy Delaware, LLC, a Delaware limited liability company (“Lucid”) by Lasso Acquiror LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of the Company. This Current Report on Form 8-K/A is being filed to amend and supplement the Original Filing to include to the audited financial statements of Lucid Energy Group II LLC, a Delaware limited liability company (“Lucid Parent”), and the unaudited pro forma condensed consolidated financial statements of the Company, as required by Item 9.01(a) and Item 9.01(b) of Form 8-K. The Pro Forma financial statements are based on the historical financial statements of Lucid Parent because substantially all of its operating assets and liabilities are those of Lucid. The elimination of specified assets and liabilities not acquired or assumed by the Company is depicted in the pro forma financial statements presenting the effects of the acquisition. No other modifications to the Original Filing are being made by this Form 8-K/A. This Form 8-K/A should be read in connection with the Original Filing.